RISK MANAGEMENT (Details 30) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
One Percentage Increase In Fiscal Balance Current Account And Inflation [Member]
Decrease In Expected Credit Loss Due to One Percentage Increase in GDP Growth Rate	$ (30,929)
Increase Decrease In Expected Credit Loss When No Change in GDP Growth Rate	(12,204)
Increase In Expected Credit Loss Due to One Percentage decrease in GDP Growth Rate	22,749
No Change In Fiscal Balance Current Account And Inflation [Member]
Decrease In Expected Credit Loss Due to One Percentage Increase in GDP Growth Rate	(18,726)
Increase Decrease In Expected Credit Loss When No Change in GDP Growth Rate	0
Increase In Expected Credit Loss Due to One Percentage decrease in GDP Growth Rate	34,953
One Percentage Decrease In Fiscal Balance Current Account And Inflation [Member]
Decrease In Expected Credit Loss Due to One Percentage Increase in GDP Growth Rate	(5,841)
Increase Decrease In Expected Credit Loss When No Change in GDP Growth Rate	12,885
Increase In Expected Credit Loss Due to One Percentage decrease in GDP Growth Rate	$ 47,838